Cash and cash equivalents	9 Months Ended
May 31, 2026
Cash and cash equivalents.
Cash and cash equivalents

5. Cash and cash equivalents

Cash and cash equivalents exclude amounts that are restricted as to use. As at May 31, 2026, restricted cash of $400,000 [August 31, 2025 – nil] relates to collateral pledged in support of irrevocable standby letters of credit (“ILOC”) [notes 14 and 25].

In accordance with IAS 7, restricted cash is not included in cash and cash equivalents for purposes of the consolidated statement of cash flows. Movements in restricted cash are presented within financing activities.